Significant capital and funding transactions	9 Months Ended
Jul. 31, 2025
Text Block [Abstract]
Significant capital and funding transactions

Note 10 Significant capital and funding transactions
Preferred shares and other equity instruments
On November 1, 2024, we issued US$1,000 million of Limited Recourse Capital Notes (LRCNs) Series 5 (LRCN Series 5) with recourse limited to assets (Trust Assets) held by a third-party trustee in a consolidated trust (Limited Recourse Trust). The Trust Assets for LRCN Series 5 consist of US$1,000 million of our First Preferred Shares, Series BX (Series BX Preferred Shares), issued concurrently with LRCN Series 5 at a price of US$1,000 per Series BX Preferred Share. The price per LRCN Series 5 note is US$1,000 and will bear interest paid quarterly at a fixed rate of 6.35% per annum until November 24, 2034 and thereafter at a rate per annum, reset every fifth year, equal to the prevailing 5-year U.S. Treasury Rate plus 2.257% until maturity on November 24, 2084.
On June 11, 2025, we issued US$1,250 million of Limited Recourse Capital Notes Series 6 (LRCN Series 6) with recourse limited to the Trust Assets held by the Limited Recourse Trust. The Trust Assets for LRCN Series 6 consist of US$1,250 million of our First Preferred Shares, Series BY (Series BY Preferred Shares), issued concurrently with LRCN Series 6 at a price of US$1,000 per Series BY Preferred Share. The price per LRCN Series 6 note is US$1,000 and will bear interest paid quarterly at a fixed rate of 6.75% per annum until August 24, 2030 and thereafter at a rate per annum, reset every fifth year, equal to the prevailing 5-year U.S. Treasury Rate plus 2.815% until maturity on August 24, 2085.
In the event of (i) non-payment of interest on any interest payment date, (ii) non-payment of the redemption price in case of a redemption of a LRCN series, (iii) non-payment of principal at the maturity of a LRCN series, or (iv) an event of default on the notes, noteholders will have recourse only to the Trust Assets related to each LRCN series and each noteholder will be entitled to receive its pro rata share of the applicable Trust Assets. In such an event, the delivery of the Trust Assets will represent the full and complete extinguishment of our obligations under the related LRCN series.
Each LRCN series is redeemable on or prior to maturity to the extent we redeem the related series of preferred shares on certain redemption dates as set out in the terms of such series of preferred shares and subject to the consent and approval of OSFI.
Each LRCN series includes NVCC provisions necessary for them to qualify as Tier 1 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, each LRCN series will be automatically redeemed and the redemption price will be satisfied by the delivery of the Trust Assets for the related LRCN series, which will consist of common shares pursuant to an automatic conversion of the applicable series of preferred shares. Each series of preferred shares includes an automatic conversion formula with a conversion price based on the greater of: (i) a floor price of $5.00 (subject to adjustment in certain circumstances), and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of common shares issued in respect of each series of preferred shares will be determined by dividing the preferred share value (including declared and unpaid dividends) by the conversion price. The number of common shares delivered to each noteholder will be based on such noteholder’s pro rata interest in the related Trust Assets.
Each LRCN series is a compound instrument with both equity and liability features as payments of interest and principal in cash are made at our discretion. The non-payment of interest and principal in cash does not constitute an event of default and will trigger delivery of the related series of preferred shares. The liability component of the notes has a nominal value and, as a result, the full proceeds received have been presented as equity.
On May 24, 2025, we redeemed all 24 million of our issued and outstanding Non-Cumulative 5-Year Rate Reset First Preferred Shares Series BD at a redemption price of $25.00 per share.
Subordinated debentures
On December 23, 2024, we redeemed all $1,500 million of our outstanding NVCC 2.88% subordinated debentures due December 23, 2029 for 100% of their principal amount plus interest accrued to, but excluding, the redemption date.
On January 29, 2025, we issued $1,500 million of NVCC subordinated debentures. The notes bear interest at a fixed rate of 4.279% per annum until February 4, 2030, and at the Daily Compounded Canadian Overnight Repo Rate Average (CORRA) plus 1.45% thereafter until maturity on February 4, 2035.
On June 30, 2025, we redeemed all $1,250 million of our outstanding NVCC 2.088% subordinated debentures due June 30, 2030 for 100% of their principal amount plus accrued interest to, but excluding, the redemption date.
On July 3, 2025, we issued $1,250 million of NVCC subordinated debentures. The notes bear interest at a fixed rate of 4.214% per annum until July 3,
2030
, and at the Daily Compounded CORRA plus 1.51% thereafter until maturity on July 3, 2035.
On July 17, 2025, we issued ¥26,000 million of NVCC subordinated debentures. The notes bear interest at a fixed rate of 1.963% per annum until July 17, 2030, and at the 5-year Tokyo Overnight Average Rate mid-swap rate plus 1.02% thereafter until maturity on July 17, 2035.

Common shares issued

	For the three months ended
	July 31, 2025		July 31, 2024
(Millions of Canadian dollars, except number of shares)	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Issued in connection with share-based compensation plans (1)	227	$22	683	$66
Issued in connection with dividend reinvestment plan (2)	–	–	–	–
Purchased for cancellation (3)	(5,445)	(81)	(480)	(7)
	(5,218)	$(59)	203	$59

	For the nine months ended
	July 31, 2025		July 31, 2024
(Millions of Canadian dollars, except number of shares)	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Issued in connection with share-based compensation plans (1)	601	$58	1,311	$126
Issued in connection with dividend reinvestment plan (2)	–	–	11,850	1,460
Purchased for cancellation (3)	(10,400)	(155)	(480)	(7)
	(9,799)	$(97)	12,681	$1,579

(1)	Amounts include cash received for stock options exercised during the period and the fair value adjustment to stock options.
(2)	The requirements of our dividend reinvestment plan (DRIP) are satisfied through either open market share purchases or shares issued from treasury. During the three and nine months ended July 31, 2025, our DRIP requirements were satisfied through open market share purchases. During the three months ended July 31, 2024, our DRIP requirements were satisfied through open market share purchases. During the nine months ended July 31, 2024, our DRIP requirements were satisfied through shares issued from treasury in the first six months and open market share purchases in the last three months.
(3)	Our previous NCIB to purchase up to 30 million of our common shares ended June 11, 2025. On June 10, 2025, we announced a new NCIB to purchase up to 35 million of our common shares, commencing on June 12, 2025, and continuing until June 11, 2026, or such earlier date as we complete the repurchase of all shares permitted under the bid. During the three months ended July 31, 2025, under the NCIB programs we purchased for cancellation common shares at a total fair value of $955 million (average cost of $175.27 per share), with a book value of $81 million (book value of $14.88 per share). During the nine months ended July 31, 2025, under the NCIB programs we purchased for cancellation common shares at a total fair value of $1,781 million (average cost of $171.22 per share), with a book value of $155 million (book value of $14.87 per share). During the three and nine months ended July 31, 2024, we purchased for cancellation common shares at a total fair value of $73 million (average cost of $152.66 per share), with a book value of $7 million (book value of $14.82 per share).